Background, Organization and Basis of Presentation - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended						0 Months Ended			12 Months Ended		12 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Jun. 18, 2014	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2010	Jun. 18, 2014	Sep. 30, 2014 Limited Partner [Member]	Sep. 30, 2014 General Partner [Member]	Jun. 18, 2014 WildHorse Resources, LLC [Member]	Jun. 18, 2014 WildHorse Resources, LLC [Member]	Dec. 31, 2013 WildHorse Resources, LLC [Member]	Dec. 31, 2013 Classic [Member]	Jun. 18, 2014 Classic [Member]	Dec. 31, 2013 Classic GP[Member]	Jun. 18, 2014 Classic GP[Member]	Jun. 18, 2014 Black Diamond [Member]	Jun. 18, 2014 Beta Operating [Member]	Jun. 18, 2014 Memorial Resource Finance Corp [Member]	Jun. 18, 2014 MRD Operating [Member]	Dec. 31, 2013 Memorial Production Partners GP LLC [Member]	Jun. 18, 2014 Memorial Production Partners GP LLC [Member]	Jun. 18, 2014 MEMP GP & MEMP IDRs [Member]	Jun. 18, 2014 MRD Holdco LLC [Member]	Dec. 31, 2013 Memorial Production Partners Lp [Member]	Dec. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member]	Dec. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member] Assets [Member] Maximum [Member]	Dec. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member] Sales Revenue, Net [Member]	Dec. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member] Production Volume [Member]	Dec. 31, 2013 Tanos Energy LLC [Member]	Dec. 31, 2013 MRD Segment [Member] BlueStone Natural Resources Holdings, LLC [Member] Assets [Member] Maximum [Member]	Dec. 31, 2013 MRD Segment [Member] BlueStone Natural Resources Holdings, LLC [Member] Sales Revenue, Net [Member]	Dec. 31, 2013 MRD Segment [Member] BlueStone Natural Resources Holdings, LLC [Member] Production Volume [Member]	Oct. 01, 2013 Tanos Energy LLC [Member]	Apr. 30, 2012 Tanos Energy LLC [Member] East Texas Acquisition [Member]	Oct. 01, 2013 Prospect Energy LLC [Member]	Oct. 01, 2013 Jackson County [Member]	Mar. 28, 2013 WHT Energy Partners LLC [Member]	May 31, 2012 Classic [Member] East Texas Acquisition [Member]	Dec. 18, 2013 PIK notes [Member]	Sep. 30, 2014 PIK notes [Member]	Jun. 27, 2014 PIK notes [Member]	Jun. 27, 2014 PIK notes trustee [Member]	Jun. 18, 2014 MRD LLC [Member] MRD Holdco [Member]	Sep. 30, 2014 MRD [Member]	Jul. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2014 Limited Partners Subordinated Units [Member]	May 31, 2014 Golden Energy [Member]
Consolidation And Basis Of Presentation [Line Items]
Initial public offering	21,500,000
Common unit price per share							$ 19.00
Proceeds from initial public offering	$ 380,200,000
Initial public offering completion date	Jun. 18, 2014
Ownership percentage in MRD LLC after contribution from Funds and prior to redemption of PIK notes																																												100.00%
Proceeds for sale of subsidiary										200,000
Ownership interest percentage											99.90%	99.89%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	50.00%			89.45%				98.94%
Common stock, shares issued		193,559,211		0							42,334,323													128,665,677
Aggregate principal amount																																								350,000,000	350,000,000
Debt Instrument, maturity date																																									Dec. 15, 2018
Debt interest rate, minimum																																								10.00%	10.00%
Debt interest rate, maximum																																								10.75%	10.75%
Membership interest percentage											0.10%
Cash consideration paid											30,000,000
Revolving credit facility																																													2,000,000,000
Credit facility used		2,464,800,000	478,055,000	1,132,755,000	619,450,000																																								614,500,000
Senior PIK Toggle Notes, Redemption price percentage																																									102.00%
Senior PIK Toggle Notes, Redemption date		Jul. 16, 2014
Sale of assets																																														117,900,000		6,700,000
Subordinated units																																															5,360,912
Irrevocable deposits																																										360,000,000	360,000,000
Partnership ownership percentage								99.90%	0.10%
Number of reportable business segments		2		2
Business acquisition purchase price						$ 19,800,000																												$ 77,400,000	$ 18,500,000	$ 16,300,000	$ 2,600,000	$ 200,000,000	$ 27,000,000
Incentive distribution rights																									50.00%
BlueStone as a percentage of consolidated and MRD segment																											1.00%	3.00%	2.00%		1.00%	7.00%	4.00%
General partner interest percentage															0.41%						0.10%
General partner interest units																					61,300
Acquired number of outstanding units				5,360,912
Limited partner interest percentage													99.59%